UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
 (Address of principal executive offices) (Zip code)

William M. Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Torray Fund

Schedule of Investments

As of March 31, 2016 (unaudited)

Shares		Description	Market Value
	COMMON STOCKS - 85.7%
	21.2%	INFORMATION TECHNOLOGY
508,000		EMC Corp.	$13,538,200
87,650		International Business Machines Corp.	13,274,592
465,300		Cisco Systems, Inc.	13,247,091
366,400		Intel Corp.	11,853,040
538,700		Hewlett Packard Enterprise Co.	9,551,151
475,900		Western Union Co.	9,180,111
569,400		HP, Inc.	7,015,008
124,200		VMware, Inc. - Class A *	6,496,902
			84,156,095
	17.0%	FINANCIALS
200,250		American Express Co.	12,295,350
253,400		Wells Fargo & Co.	12,254,424
314,300		Loews Corp.	12,025,118
183,618		Marsh & McLennan Cos., Inc.	11,162,138
821,400		Bank of America Corp.	11,105,328
72,950		Chubb Ltd.	8,691,993
			67,534,351
	16.9%	INDUSTRIALS
527,097		General Electric Co.	16,756,414
123,400		Stanley Black & Decker, Inc.	12,982,914
82,100		General Dynamics Corp.	10,785,477
166,350		Eaton Corp. plc	10,406,856
234,000		Chicago Bridge & Iron Co. NV	8,562,060
164,900		Republic Services, Inc.	7,857,485
			67,351,206
	8.9%	HEALTH CARE
108,924		Johnson & Johnson	11,785,577
71,750		Becton Dickinson & Co.	10,893,085
53,500		UnitedHealth Group Inc.	6,896,150
41,100		Anthem, Inc.	5,712,489
			35,287,301
	7.1%	CONSUMER DISCRETIONARY
716,550		Gannett Co., Inc.	10,848,567
161,300		Tupperware Brands Corp.	9,352,174
343,900		TEGNA, Inc.	8,067,894
			28,268,635

	6.1%	ENERGY
1,045,000		Boardwalk Pipeline Partners LP	15,403,300
296,020		BP plc - ADR	8,933,884
			24,337,184
	4.0%	TELECOMMUNICATIONS
407,372		AT&T Inc.	15,956,761

	2.3%	MATERIALS
176,200		Dow Chemical Co.	8,961,532

	2.2%	CONSUMER STAPLES
190,900		Sysco Corp.	8,920,757
	TOTAL COMMON STOCK
		(cost $256,479,854)	340,773,822

	SHORT-TERM INVESTMENT - 14.2%
		Fidelity Institutional Government Portfolio, Institutional Class, 0.23%^
		(cost $56,428,734)	56,428,734

		TOTAL INVESTMENTS - 99.9%
		(cost $312,908,588)	397,202,556
		OTHER ASSETS AND LIABILITIES, NET - 0.1%	389,524
		TOTAL NET ASSETS - 100.0%	$397,592,080

* Non-income producing security
^ The rate shown is the annualized seven day effective yield as of March 31, 2016.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2016:
	Level 1	Level 2	Level 3	Total
Common Stocks	$340,773,822	$-	$-	$340,773,822
Short-Term Investment	56,428,734	-	-	56,428,734
Total Investments in Securities	$397,202,556	$-	$-	$397,202,556

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Torray Fund

Cost of investments	$312,908,588

Gross unrealized appreciation	94,237,726
Gross unrealized depreciation	(9,943,758)
Net unrealized appreciation	$84,293,968

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s more recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)  /s/ Robert E. Torray
                                            Robert E. Torray, President

Date   May 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert E. Torray
                                              Robert E. Torray, President

Date   May 12, 2016

By (Signature and Title)* /s/ William M. Lane
                                              William M. Lane, Treasurer

Date   May 12, 2016